Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (USD $) In Millions, except Share data	Total	Total Company stockholders' equity	Preferred class A stock	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Other cumulative comprehensive income (deficit) Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) accrued pension plan	Cash flow hedge	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the period at Dec. 31, 2009			$ 9,727	$ 15,262	$ (1,150)	$ 411	$ 1,578	$ 1,225		$ (1,772)	$ 0	$ (38)	$ 2	$ 28,508	$ 3,182	$ 2,831
Beginning of the period, shares at Dec. 31, 2009					(152,579,803)
Change in the period										(390)	2	138	(23)
Transfer from/to unappropriated retained earnings														(633)
Net income attributable to the Company's stockholders	1,604														1,604
Interest on mandatorily convertible debt
Preferred class A stock															(19)
Common stock															(23)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															633
Cumulative translation adjustments																(11)
Cash flow hedge	(4)															4
Net income (loss) attributable to noncontrolling interests	29															(29)
Dividends and interest attributable to noncontrolling interests																(11)
Total number of shares	5,212,724,297		2,108,579,618	3,256,724,482	(152,579,803)
End of the period at Mar. 31, 2010	61,008		9,727	15,262	(1,150)	411	1,578	1,225	(2,081)	(2,162)	2	100	(21)	27,875	5,377	2,784
End of the period, shares at Mar. 31, 2010	5,212,724,297		2,108,579,618	3,256,724,482	(152,579,803)
Beginning of the period at Sep. 30, 2010			10,370	16,016	(1,528)	2,188	290	644		(265)	1	154	109	27,730	13,612	2,826
Beginning of the period, shares at Sep. 30, 2010					(108,299,565)
Sales (acquisitions)					(1,132)
Acquisitions, shares					(38,725,400)
Change in the period										12	2	(213)	(133)
Transfer from/to unappropriated retained earnings														14,488
Net income attributable to the Company's stockholders	5,917														5,917
Interest on mandatorily convertible debt
Preferred class A stock															(23)
Common stock															(10)
Dividends and interest attributed to stockholders' equity
Preferred class A stock															(1,863)
Common stock															(2,979)
Appropriation from/to undistributed retained earnings															(14,488)
Disposals (acquisitions) of noncontrolling interests																27
Cumulative translation adjustments																(85)
Cash flow hedge	(5)															5
Net income (loss) attributable to noncontrolling interests	(131)															131
Dividends and interest attributable to noncontrolling interests																(18)
Capitalization of stockholders advances																0
Assets and liabilities held for sale																(56)
Total number of shares	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
End of the period at Dec. 31, 2010	71,729	68,899	10,370	16,016	(2,660)	2,188	290	644	(333)	(253)	3	(59)	(24)	42,218	166	2,830
End of the period, shares at Dec. 31, 2010	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
Conversions, shares					9
Change in the period										1,187	(1)	120	5
Transfer from/to unappropriated retained earnings														971
Net income attributable to the Company's stockholders	6,826														6,826
Interest on mandatorily convertible debt
Preferred class A stock															(18)
Common stock															(8)
Dividends and interest attributed to stockholders' equity
Appropriation from/to undistributed retained earnings															(971)
Disposals (acquisitions) of noncontrolling interests																117
Cumulative translation adjustments																14
Cash flow hedge	(1)															1
Net income (loss) attributable to noncontrolling interests	52															(52)
Dividends and interest attributable to noncontrolling interests																(6)
Capitalization of stockholders advances																0
Total number of shares	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)
End of the period at Mar. 31, 2011	$ 79,914	$ 77,010	$ 10,370	$ 16,016	$ (2,660)	$ 2,188	$ 290	$ 644	$ 978	$ 934	$ 2	$ 61	$ (19)	$ 43,189	$ 5,995	$ 2,904
End of the period, shares at Mar. 31, 2011	5,218,279,144		2,108,579,618	3,256,724,482	(147,024,956)